Intangible Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 64	$ 57
Assets excluded from asset base subject to amortization	$ 6	$ 7